REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND

Supplement dated May 18, 2012 to the Prospectus dated October 28, 2011, as revised
March 16, 2012

The references to Ernst & Young LLP in the section entitled "Counsel and Independent Registered Public Accounting Firm" are hereby deleted and replaced with the following to reflect a change in the Independent Registered Public Accounting Firm for the series of the RevenueShares ETF Trust:

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103

Please retain this Supplement with your Prospectus for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated May 18, 2012 to the Prospectus dated October 28, 2011, as revised
March 16, 2012

The references to Ernst & Young LLP in the section entitled "Counsel and Independent Registered Public Accounting Firm" are hereby deleted and replaced with the following to reflect a change in the Independent Registered Public Accounting Firm for the series of the RevenueShares ETF Trust:

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103

Please retain this Supplement with your Prospectus for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated May 18, 2012 to the Statement of Additional Information (“SAI”) dated October 28, 2011, as revised March 16, 2012

The section entitled "Independent Registered Public Accounting Firm" is deleted in its entirety and replaced with the following to reflect a change in the Independent Registered Public Accounting Firm for the series of the RevenueShares ETF Trust:

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related tax and audit services.

Please retain this Supplement with your SAI for future reference.